UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 860-761-9797
Signature, Place, and Date of Signing:
William Newman, Hartford CT, November 10, 2006
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: $84,030
List of Other Included Managers:0
No. 13F File Number Name 028-11663



Item 1  Name of Issuer
Item 2 Title of
Class
Item 3  CUSIP
Number
Item 4
Fair
Market
Value
Item 5
Shares
of
Principal
a) Sole
b)
Shared
c)
Shared
other
Item 7
Managers
Item 8 a)
Voting
b)
shared
c)
none
ABBOTT LABS
Common Stocks
028424100
236
4856
4856
0
0

4856
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
2394
31279
31279
0
0

31279
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
596
16374
16374
0
0

16374
0
0
ANHEUSER-BUSCH, INC
Common Stocks
0325229103
1617
34030
34030
0
0

34030
0
0
AT&T, INC NEW
Common Stocks
00206R102
2131
65459
65459
0
0

65459
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
586
10932
10932
0
0

10932
0
0
BERKSHIRE HATHAWAY CL B
Common Stocks
084670207
1828
576
576
0
0

576
0
0
BP PLC ADR
Common Stocks
055622104
244
3714
3714
0
0

3714
0
0
CBS Corp New Cl B
Common Stocks
124857301
2073
73573
73573
0
0

73573
0
0
CHEVRON CORP
Common Stocks
166764100
433
6676
6676
0
0

6676
0
0
CINCINNATI FINANCIAL CORP
Common Stocks
172062101
2112
43899
43899
0
0

43899
0
0
CITIGROUP INC
Common Stocks
172967101
2262
45546
45546
0
0

45546
0
0
COCA-COLA CO
Common Stocks
191216100
2118
47407
47407
0
0

47407
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1471
24705
24705
0
0

24705
0
0
ELI LILLY & CO
Common Stocks
532457108
1998
35045
35045
0
0

35045
0
0
ERHC Energy
Common Stocks
26884J104
15
40000
40000
0
0

40000
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
4024
59964
59964
0
0

59964
0
0
FANNIE MAE
Common Stocks
313586109
1912
34200
34200
0
0

34200
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
2092
54924
54924
0
0

54924
0
0
GENERAL ELECTRIC
Common Stocks
369604103
3815
108085
108085
0
0

108085
0
0
GENERAL MILLS
Common Stocks
370334104
297
5250
5250
0
0

5250
0
0
HALLIBURTON
Common Stocks
406216101
1145
40255
40255
0
0

40255
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
2493
67951
67951
0
0

67951
0
0
HYFLUX LTD
Common Stocks
Y3817K105
22
15000
15000
0
0

15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
1749
38963
38963
0
0

38963
0
0
INTEL CORP
Common Stocks
458140100
1570
76335
76335
0
0

76335
0
0
INTL BUSINESS MACHINES CORP
Common Stocks
459200101
661
8067
8067
0
0

8067
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3185
49046
49046
0
0

49046
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2082
31850
31850
0
0

31850
0
0
MEDTRONIC INC
Common Stocks
585055106
1861
40081
40081
0
0

40081
0
0
MERCK & CO INC
Common Stocks
589331107
1934
46151
46151
0
0

46151
0
0
MICROSOFT CORP
Common Stocks
594918104
1817
66420
66420
0
0

66420
0
0
NABORS INDUSTRIES
Common Stocks
G6359F103
209
7040
7040
0
0

7040
0
0
NEW PLAN EXCEL REALTY TRUST
Common Stocks
648053106
1490
55078
55078
0
0

55078
0
0
NEW YORK COMMUNITY BANCORP
Common Stocks
649445103
248
15150
15150
0
0

15150
0
0
PEPSICO INC
Common Stocks
713448108
3371
51661
51661
0
0

51661
0
0
PFIZER INC
Common Stocks
717081103
474
16730
16730
0
0

16730
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4487
72387
72387
0
0

72387
0
0
ROCHE HOLDINGS LTD  ADR
Common Stocks
771195104
1264
14667
14667
0
0

14667
0
0
ROYAL DUTCH SHELL PLC  ADR A
Common Stocks
780259206
1775
26860
26860
0
0

26860
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
2602
54382
54382
0
0

54382
0
0
TARGET CORP
Common Stocks
87612E106
1793
32445
32445
0
0

32445
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1527
45910
45910
0
0

45910
0
0
UBS AG ADR
Common Stocks
H8920M855
1945
32800
32800
0
0

32800
0
0
UNITED PARCEL SERVICE  CL B
Common Stocks
911312106
1917
26645
26645
0
0

26645
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2600
41045
41045
0
0

41045
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1033
27820
27820
0
0

27820
0
0
VIACOM INC  CL B
Common Stocks
92553P201
1025
27557
27557
0
0

27557
0
0
WALGREEN CO
Common Stocks
931422109
1976
44515
44515
0
0

44515
0
0
WAL-MART STORES INC
Common Stocks
931142103
1521
30840
30840
0
0

30840
0
0